Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings before income taxes
Total	$ 26,942	$ 26,337	$ 28,026
Domestic [Member]
Earnings before income taxes
Total	13,708	3,559	(1,742)
Non-U.S. [Member]
Earnings before income taxes
Total	$ 13,234	$ 22,778	$ 29,768